Segment information and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information And Revenue Analysis
Schedule of Disaggregated information of revenues

	For the year ended December 31,
	2022	2021	2020

Standard cloud-based services	$2,100,610	$1,982,328	$1,400,857
Customized cloud-based services	—	—	5,005,080
BPO services	2,001,452	2,261,998	1,747,310
Business integration services	1,326,009	4,076,446	5,404,262
Other revenues	77,663	1,320,308	975,432
Total revenues	$5,505,734	$9,641,080	$14,532,941